S000033621 [Member] Expense Example - S000033621 [Member]	Dec. 31, 2025 USD ($)
C000103324 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 693
Expense Example, with Redemption, 3 Years	1,039
Expense Example, with Redemption, 5 Years	1,407
Expense Example, with Redemption, 10 Years	2,441
C000103327 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	$ 1,705